Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	€ 2,733	€ 3,469	€ 4,074	€ 8,486
Investments	285,141	293,716
Investments in joint ventures	1,566	1,503	1,430
Investments in associates	2,638	3,122	€ 2,906
Reinsurance contract assets	17,153	16,021
Insurance contract assets	18	125
Deferred expenses	452	490
Other assets	7,530	8,944
Total assets	317,233	327,390
Liabilities
Reinsurance contract liabilities	195	303
Insurance contract liabilities	176,067	188,359
Investment contracts	97,814	91,669
Other liabilities	12,380	15,414
Total liabilities	307,738	318,077
With Discretionary Participating Features [member]
Liabilities
Investment contracts	21,281	22,332
Without Discretionary Participating Features [member]
Liabilities
Investment contracts	97,814	91,669
Americas [member]
Assets
Cash and cash equivalents	802	1,049
Investments	158,284	173,726
Investments in associates	78
Reinsurance contract assets	17,092	15,968
Insurance contract assets	18	122
Deferred expenses	438	473
Other assets	5,509	6,622
Total assets	182,221	197,960
Liabilities
Reinsurance contract liabilities	7	90
Insurance contract liabilities	130,447	142,996
Other liabilities	7,744	10,318
Total liabilities	177,368	194,131
Americas [member] | Without Discretionary Participating Features [member]
Liabilities
Investment contracts	39,170	40,728
United Kingdom [member]
Assets
Cash and cash equivalents	211	231
Investments	125,128	118,218
Reinsurance contract assets	1	3
Deferred expenses	14	17
Other assets	1,568	1,585
Total assets	126,923	120,054
Liabilities
Reinsurance contract liabilities	4	5
Insurance contract liabilities	44,705	44,339
Other liabilities	1,056	988
Total liabilities	125,678	118,605
United Kingdom [member] | With Discretionary Participating Features [member]
Liabilities
Investment contracts	21,269	22,332
United Kingdom [member] | Without Discretionary Participating Features [member]
Liabilities
Investment contracts	58,644	50,942
International [member]
Assets
Cash and cash equivalents	101	110
Investments	1,487	1,599
Investments in joint ventures	1,065	1,020
Investments in associates		0
Reinsurance contract assets	4,165	5,183
Insurance contract assets	0	3
Other assets	149	163
Total assets	6,968	8,078
Liabilities
Reinsurance contract liabilities	184	208
Insurance contract liabilities	5,208	6,243
Other liabilities	220	226
Total liabilities	5,624	6,676
International [member] | With Discretionary Participating Features [member]
Liabilities
Investment contracts	12
Asset management [member]
Assets
Cash and cash equivalents	166	162
Investments	230	162
Investments in joint ventures	502	483
Investments in associates	296	289
Other assets	357	438
Total assets	1,551	1,534
Liabilities
Other liabilities	326	378
Total liabilities	326	378
Holding and other activities [member]
Assets
Cash and cash equivalents	1,453	1,917
Investments	11	11
Investments in associates	2,264	2,833
Other assets	9,032	8,251
Total assets	12,760	13,011
Liabilities
Other liabilities	3,264	3,698
Total liabilities	3,264	3,698
Eliminations [member]
Assets
Reinsurance contract assets	(4,106)	(5,133)
Other assets	(9,084)	(8,114)
Total assets	(13,190)	(13,247)
Liabilities
Insurance contract liabilities	(4,292)	(5,219)
Other liabilities	(230)	(192)
Total liabilities	€ (4,522)	€ (5,411)